Organization and Principal Activities - Schedule of Shares Issued and Outstanding on Financial Statements (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Number of Class A Ordinary Shares Legally Issued and Outstanding [Member]
Schedule of Shares Issued and Outstanding on Financial Statements [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	3,219,265	3,088,015
Class A Ordinary Shares Committed to be Issued to HF Capital [Member]
Schedule of Shares Issued and Outstanding on Financial Statements [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	16,876	16,876
Class A Ordinary Shares [Member]
Schedule of Shares Issued and Outstanding on Financial Statements [Line Items]
Number of Class A Ordinary Shares legally issued and outstanding	3,236,141	3,104,891